Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Accounts and notes receivable, allowance for doubtful accounts	$ 11,321	¥ 73,656	¥ 80,910
Short-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	7,685	50,000	1,683,676
Accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries	38,869	252,892	529,569
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	100,999	657,133	787,916
Advance from customers of the Consolidated VIEs without recourse to the primary beneficiaries	61,977	403,244	201,397
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	8,569	55,753	320,023
Income tax payables of the Consolidated VIEs without recourse to the primary beneficiaries.	2,046	13,309	21,899
Amount due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	8,557	55,675	121,928
Current portion of long term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	10,803	70,289	39,303
Current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries.	30,942	201,315	243,723
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	703	4,574	5,107
Bonds payable Consolidated VIEs without recourse to the primary beneficiaries.	1,712	11,139	419,316
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	28,839	187,638	268,221
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries | ¥			62,531
Bonds payable Consolidated VIEs without recourse to the primary beneficiaries.	294,802	1,918,069
Non-current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries	92,354	600,882	536,623
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	2,538	16,511	28,689
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries.	29,337	190,873	274,700
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries.	2,745	17,861	25,886
Variable Interest Entity, Primary Beneficiary
Short-term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	7,685	50,000	183,676
Accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries	24,280	157,970	441,847
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	56,590	368,190	525,613
Advance from customers of the Consolidated VIEs without recourse to the primary beneficiaries	61,977	403,244	201,397
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	7,639	49,699	311,191
Income tax payables of the Consolidated VIEs without recourse to the primary beneficiaries.	1,137	7,400	25,466
Amount due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	2,467	16,053	53,295
Current portion of long term bank and other borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	10,803	70,289	12,564
Current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries.	30,942	201,315	203,394
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries	703	4,574	5,107
Bonds payable Consolidated VIEs without recourse to the primary beneficiaries.	0	0	0
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	28,839	187,638	219,055
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	0	0	62,531
Bonds payable Consolidated VIEs without recourse to the primary beneficiaries.	0	0	0
Non-current portion of capital lease obligations of the Consolidated VIEs without recourse to the primary beneficiaries	105,617	687,176	581,568
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	2,033	13,225	24,153
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries.	16,805	109,339	182,877
Deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries.	$ 2,745	¥ 17,861	¥ 25,886
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00001
Ordinary shares, shares authorized (in shares)	1,200,000,000	1,200,000,000	1,200,000,000
Ordinary shares, shares issued (in shares)	496,636,128	496,636,128	505,207,968
Ordinary shares, shares outstanding (in shares)	496,636,128	496,636,128	505,207,968
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00001
Ordinary shares, shares authorized (in shares)	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)	174,649,638	174,649,638	174,649,638
Ordinary shares, shares outstanding (in shares)	174,649,638	174,649,638	174,649,638